INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
INTANGIBLE ASSETS, NET
Less: accumulated amortization	¥ (209,136)		¥ (175,362)
Intangible assets, net	461,955		569,088		$ 63,288
Amortization of intangible assets	¥ 87,000	$ 11,954	121,742	¥ 17,324
Estimated amortization expense (in years)	5 years	5 years
Estimated amortization expense	¥ 105,000
Payments for intangible assets	275,823	$ 37,788	198,682	42,415
Intangible assets net book value	245,000		14,000	0
Loss on disposal of intangible assets	6,000	$ 852	13,900	¥ 0
Trademark
INTANGIBLE ASSETS, NET
Intangible assets, gross	1,612		1,823
Computer software
INTANGIBLE ASSETS, NET
Intangible assets, gross	410,984		198,429
Intellectual properties
INTANGIBLE ASSETS, NET
Intangible assets, gross	¥ 258,495		¥ 544,198